Capital Acquisitions and Dispositions (Schedule of Minor Acquisitions and Dispositions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Derivative asset	$ 327.9
ROU asset	123.5	$ 153.3
Goodwill	0.0	1.7
Lease liability	181.2	223.8
Loss on capital dispositions	(199.2)	$ (129.1)
Uinta Basin
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash	653.9
Working capital	22.9
Gain (Loss) on disposition of business	676.8
Derivative asset	(16.2)
ROU asset	(3.1)
Exploration and evaluation	(90.7)
Property, plant and equipment	(670.2)
Goodwill	0.0
Lease liability	3.0
Decommissioning liability	100.4
Carrying Value	(676.8)
Loss on capital dispositions	0.0
Southeast Saskatchewan
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash	196.9
Working capital	0.0
Gain (Loss) on disposition of business	196.9
Derivative asset	0.0
ROU asset	0.0
Exploration and evaluation	(3.2)
Property, plant and equipment	(466.4)
Goodwill	(13.1)
Lease liability	0.0
Decommissioning liability	92.0
Carrying Value	(390.7)
Loss on capital dispositions	(193.8)
Other Minor Dispositions
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash	50.4
Working capital	0.0
Gain (Loss) on disposition of business	50.4
Derivative asset	0.0
ROU asset	0.0
Exploration and evaluation	(0.7)
Property, plant and equipment	(85.6)
Goodwill	0.0
Lease liability	0.0
Decommissioning liability	30.5
Carrying Value	(55.8)
Loss on capital dispositions	$ (5.4)